General information	12 Months Ended
Dec. 31, 2024
General Explanatory Information [Abstaract]
General information
1.
General information

VTEX (“VTEX” or the “Company”) and its subsidiaries, or collectively referred to as the “Group”, provides a software-as-a-service digital commerce platform tailored for enterprise brands and retailers. The VTEX platform is designed to be composable and complete, enabling our customers to seamlessly implement, optimize, test, and expand both B2C and B2B digital experiences. Fueled by native solutions and a plug-and-play ecosystem, the platform integrates commerce, marketplace, fulfillment channels, and OMS solutions into a unified framework. This integration empowers VTEX's customers to leverage omnichannel capabilities and formulate innovative strategies for customer engagement, connecting seamlessly across all sales channels. The platform's flexible and low-maintenance nature aims to optimize customers' IT investments, ensuring agility and fostering profit growth, competitive time-to-market, and sustainable evolution and scalability.

The Company's shares, under the symbol “VTEX”, are listed on the New York Stock Exchange (“NYSE”).

The following entities are part of the Group and are being consolidated in these financial statements:

	Place of business / country of incorporation	Relationship	Principal business activity	% of Ownership as of December 31,
Company				2024	2023	2022
VTEX (“VTEX”)	Cayman	Holding	Technology Services
VTEX Argentina S.A. (“VTEX ARG”)	Argentina	Subsidiary	Technology Services	100	100	100
VTEX Brasil Tecnologia para E-commerce LTDA. (“VTEX Brazil”)	Brazil	Subsidiary	Technology Services	100	100	100
VTEX Day Eventos LTDA (“VTEX DAY”)	Brazil	Subsidiary	Production of events	100	100	100
WENI Tecnologia da Informacao LTDA. (“WENI”) (i)	Brazil	Subsidiary	Technology Services	100	-	-
Loja Integrada Tecnologia Para Softwares S.A. (“Loja Integrada”)	Brazil	Subsidiary	Technology Services	97.58	98.68	99.58
VTEX Chile SPA (“VTEX CHI”)	Chile	Subsidiary	Subsidiary	100	100	100
VTEX Colombia Tecnologia para Ecommerce S.A.S. (“VTEX COL”)	Colombia	Subsidiary	Technology Services	100	100	100
VTEX Commerce Cloud Solutions LLC (“VTEX USA”)	USA	Subsidiary	Technology Services	100	100	100
OFFBounds Media LLC (“Offbounds”) (ii)	USA	Subsidiary	Technology Services	100	-	-
VTEX Ecommerce Platform Limited (“VTEX UK”)	UK	Subsidiary	Technology Services	100	100	100
VTEX Mexico Soluciones en Ecommerce S.R.L. de C.V. (“VTEX MEX”)	Mexico	Subsidiary	Technology Services	100	100	100
EICOM Business School S.A.P.I De C.V. (“Escuela”) (iii)	Mexico	Subsidiary	Technology Services	100	100	100
Peru Tecnologia para ECOMMERCE S.A.C. (“VTEX PERU”)	Peru	Subsidiary	Technology Services	100	100	100
VTEX Platform España, S.L. ("VTEX ESP")	Spain	Subsidiary	Technology Services	100	100	-
VTEX Ecommerce Platform Limited - Sede Secondaria (“VTEX ITA”)	Italy	Branch	Technology Services	100	100	100
VTEX Ecommerce Platform Limited London - Sucursala Bucuresti (“VTEX ROM”)	Romania	Branch	Technology Services	100	100	100
VTEX Ecommerce Platform Limited – Sucursal em Portugal (“VTEX PORT”)	Portugal	Branch	Technology Services	100	100	100

(i) In August 2024, VTEX completed the acquisition of Weni Tecnologia da Informacao LTDA., a Brazilian privately held company specializing in communication automation solutions and chatbots (Refer to Note 4). The incorporation of Weni into VTEX’s operations was concluded in January 2025.

(ii) In December 2024, VTEX created OFFBounds Media. As of December 31, 2024, the company is still non-operational.

(iii) The entity is dormant.

The Group previously owned VT Comercio, a joint venture ("JV") formed in July 2019 with a 50% participation. On August 30, 2023, the Company announced the termination of the JV, and the dissolution terms were finalized in May 2024.